PIMCO Foreign Bond Fund
Institutional Class Shares

November 5, 1999

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary

PIMCO
FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other factors PIMCO believes to be relevant. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Fund may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

*Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

*Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

*Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.
Securities may decline in value due to factors affecting securities markets generally or particular industries.

*Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

*Foreign Investment Risk: The Fund may experience more rapid and extreme changes in value than a Fund that invests in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation, taxation, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

*Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

*Concentration Risk: Concentration of investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

*Liquidity Risk: Liquidity risk exists when particular invest-ments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

*Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

*Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

*Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged.

*Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns

1993	16.40%
1994	-7.30%
1995	21.22%
1996	18.89%
1997	9.60%
1998	10.03%

During the period shown in the bar chart, the highest quarterly return was 7.23% (4th Quarter 1995) and the lowest quarterly return was -4.22% (1st Quarter 1994). As of
September 30, 1999, the end of the most recent calendar quarter, the Fund's year-to-date return was -0.13%.

Average Annual Total Returns
for the periods ended September 30,1999
                                    		 Since
		                  1 year   5 years	 Inception3
Foreign Bond Fund,
	Institutional Class   	1.22%	    11.96%	  9.89%
J.P. Morgan Non-U.S.
	Index (Hedged)1	       2.16%    11.24%    9.28%
Lipper International Income
	Fund Avg.2           	-0.54%     6.83%    6.46%

1 The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S.
dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

2 The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper
Analytical Services, Inc. that invest primarily in U.S.
dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United
States, except in periods of market weakness. It does not take into account sales charges.

3 The Fund began operations on 12/3/92. Index comparisons began on 11/30/92.

WHAT ARE THE FUND'S FEES AND EXPENSES?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

Advisory Fee	                            0.25%
Distribution (12b-1) and/or Service Fees	    None
Other Expenses1	                            0.25%
Total Annual Operating Expenses	          0.50%

1 Other Expenses reflects a 0.25% Administrative Fee paid by the class.

Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                     	1 year   3 years	5 years  10 years
Foreign Bond Fund,
   Institutional Class	  $51     $160	 $280	      $628

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $181 billion in assets under management as of September 30, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by Lee R. Thomas, III. Mr. Thomas is a Managing Director and Senior International Portfolio Manager of PIMCO. He joined PIMCO as a portfolio manager in 1995, and has managed fixed income accounts for various institutional clients and funds since that time. He has managed the Foreign Bond Fund since July 13, 1995. Prior to joining PIMCO, he was associated with Investcorp as a member of the management committee responsible for global securities and foreign exchange trading.

HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

*Opening an account by completing and signing a Client
Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

*Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

*Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

*Sending a written request by mail to PIMCO Funds.

*Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

*By sending a fax to our Shareholder Services department at 1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two.
The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.
Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

*The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO
International Bond and Emerging Markets Bond II Funds).

*Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

*Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com.

PIMCO FOREIGN BOND FUND . INSTITUTIONAL CLASS SHARES

<page break>
PIMCO Low Duration Fund
Institutional Class Shares

November 5, 1999

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

PIMCO
FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Fund may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

*Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

*Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

*Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.
Securities may decline in value due to factors affecting securities markets generally or particular industries.

*Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

*Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

*Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

*Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

*Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation, taxation, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

*Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

*Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged.

*Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns

1989	11.60%
1990	9.05%
1991	13.46%
1992	7.69%
1993	7.76%
1994	0.63%
1995	11.93%
1996	6.14%
1997	8.24%
1998	7.16%

During the period shown in the bar chart, the highest quarterly return was 5.52% (2nd Quarter 1989) and the lowest quarterly return was -0.32% (1st Quarter 1994). As of
September 30, 1999, the Fund's year-to-date return was 0.84%.

Average Annual Total Returns
for the periods ended September 30,1999

                    		1 year   5 years	10 years
Low Duration Fund,
	Institutional Class  	2.98%	    7.02%	   7.62%
Merrill Lynch 1-3 Year
	Treasury Index1	      3.23%     6.38%      6.83%
Lipper Short Investment
	Grade Debt Fund Avg.2	2.69%	    5.79%	   6.56%

1 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.

2 The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper
Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

WHAT ARE THE FUND'S FEES AND EXPENSES?

These tables describe the fees and expenses you may pay if
you buy and hold Institutional Class shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

Advisory Fee	                            0.25%
Distribution (12b-1) and/or Service Fees	    None
Other Expenses1	                            0.18%
Total Annual Operating Expenses	          0.43%

1 Other Expenses reflects a 0.18% Administrative Fee paid by the class.
Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                      	1 year   3 years	  5 years  10 years
Low Duration Fund,
   Institutional Class	   $44     $138      $241      $542

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company (OPIMCOO), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $181 billion in assets under management as of September 30, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by William H. Gross. A Fixed Income Portfolio Manager, Mr. Gross is a Managing Director, Chief Investment Officer and one of the founders of PIMCO. He has managed the Low Duration Fund since its inception in May 1987.


HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

*Opening an account by completing and signing a Client
Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

*Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

*Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

How do I Sell (Redeem) Fund Shares?
You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

*Sending a written request by mail to PIMCO Funds.

*Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

*By sending a fax to our Shareholder Services department at 1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.
Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

*The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO
International Bond and Emerging Markets Bond II Funds).

*Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

*Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO LOW DURATION FUND . INSTITUTIONAL CLASS SHARES

<page break>
PIMCO High Yield Fund
Institutional Class Shares

November 5, 1999

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

PIMCO
FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities (`junk bonds') rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Fund may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

*Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

*Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

*High Yield Risk: Because the Fund invests in high yield securities (commonly known as `junk bonds'), it may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.
An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Fund's ability to sell its high yield securities (liquidity risk).

*Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.
Securities may decline in value due to factors affecting securities markets generally or particular industries.

*Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

*Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

*Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

*Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

*Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation, taxation, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

*Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged.

*Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns

1993	18.70%
1994	2.39%
1995	20.68%
1996	11.68%
1997	13.21%
1998	6.54%

During the period shown in the bar chart, the highest quarterly return was 6.27% (1st Quarter 1993) and the lowest quarterly return was -1.76%
(3rd Quarter 1998). As of September 30, 1999, the Fund's year-to-date return was -0.04%.


Average Annual Total Returns
for the periods ended September 30,1999
                                  			Since
                   		1 year   5 years	Inception3
High Yield Fund,
	Institutional Class 	4.68%	   10.61%	 10.75%
Lehman BB Intermediate
	Corporate Index1	      2.46%     9.10%	  8.96%
Lipper High Current Yield
	Fund Avg.2	            4.82%	    8.17%  	  8.58%

1 The Lehman Brothers BB Intermediate Corporate Index is an unmanaged index comprised of various fixed income securities rated BB. It is not possible to invest directly in the index.

2 The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper
Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.

3 The Fund began operations on 12/16/92. Index comparisons began on 12/31/92.

WHAT ARE THE FUND'S FEES AND EXPENSES?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a
percentage of average daily net assets)
Advisory Fee	                             0.25%
Distribution (12b-1) and/or Service Fees	     None
Other Expenses1	                             0.25%
Total Annual Operating Expenses	           0.50%

1 Other Expenses reflects a 0.25% Administrative Fee paid by the class.

Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                      	 1 year   3 years	 5 years   10 years
High Yield Fund,
    Institutional Class   $51       $160    $280	 $628

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company (`PIMCO'), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $181 billion in assets under management as of September 30, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by Benjamin Trosky. Mr. Trosky is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1990, and has managed fixed income accounts for various institutional clients and funds since that time. He has managed the High Yield Fund since December 1992.

HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

*Opening an account by completing and signing a Client
Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

*Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

*Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

*Sending a written request by mail to PIMCO Funds.

*Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

*By sending a fax to our Shareholder Services department at 1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.
Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

*The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO
International Bond and Emerging Markets Bond II Funds).

*Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

*Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO HIGH YIELD FUND . INSTITUTIONAL CLASS SHARES


<page break>
PIMCO Total Return Fund
Institutional Class Shares

November 5, 1999

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


PIMCO
FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Fund may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

*Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

*Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

*Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.
Securities may decline in value due to factors affecting securities markets generally or particular industries.

*Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

*Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

*Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

*Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

*Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation, taxation, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

*Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

*Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged.

*Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns

1989	14.24%
1990	8.05%
1991	19.55%
1992	9.73%
1993	12.51%
1994	-3.58%
1995	19.77%
1996	4.69%
1997	10.16%
1998	9.76%

During the period shown in the bar chart, the highest quarterly return was 8.26% (2nd Quarter 1989) and the lowest quarterly return was -2.69% (1st Quarter 1994). As of
September 30, 1999, the Fund's year-to-date return was 0.82%.

Average Annual Total Returns
for the periods ended September 30,1999
                      		1 year   5 years	10 years
Total Return Fund,
	Institutional Class   	0.00%     8.58%     9.18%
Lehman Brothers
	Aggregate Bond Index1	-0.37%    7.84%	  8.10%
Lipper Intermediate Investment
	Grade Debt Fund Avg.2	-1.02%    6.89%	  7.32%

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity of two to ten years. It is not possible to invest directly in the index.

2 The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

WHAT ARE THE FUND'S FEES AND EXPENSES?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a
percentage of average daily net assets)
Advisory Fee	                             0.25%
Distribution (12b-1) and/or Service Fees	     None
Other Expenses1	                             0.18%
Total Annual Operating Expenses	           0.43%

1 Other Expenses reflects a 0.18% Administrative Fee paid by the class.

Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                        1 year   3 years	5 years   10 years
Total Return Fund,
   Institutional Class    $44	   $138	  $241    	$542

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company (`PIMCO'), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $181 billion in assets under management as of September 30, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by William H. Gross. A Fixed Income Portfolio Manager, Mr. Gross is a Managing Director, Chief Investment Officer and one of the founders of PIMCO. He has managed the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

*Opening an account by completing and signing a Client
Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

*Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

*Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

*Sending a written request by mail to PIMCO Funds.

*Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

*By sending a fax to our Shareholder Services department at 1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.
Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

*The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO
International Bond and Emerging Markets Bond II Funds).

*Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

*Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO TOTAL RETURN FUND . INSTITUTIONAL CLASS SHARES

<page break>
PIMCO StocksPLUS Fund
Institutional Class Shares

November 5, 1999

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


PIMCO
FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks total return which exceeds that of the S&P
500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a `basket' of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500.

Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its assets in high yield securities (`junk bonds') rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

*Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

*Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

*Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

*Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

*Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

*Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

*Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation, taxation, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

*Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

*Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

*Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged.

*Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns

1994	2.92%
1995	40.52%
1996	23.07%
1997	32.85%
1998	28.33%

During the period shown in the bar chart, the highest
quarterly return was 21.45% (4th Quarter 1998) and the
lowest quarterly return was -9.77% (3rd Quarter 1998). As of
September 30, 1999, the end of the most recent calendar
quarter, the Fund's year-to-date return was -5.90%.
Average Annual Total Returns
for the periods ended September 30,1999
                                   			     Since
	                    	1 year	5 years    Inception3
StocksPLUS Fund,
	Institutional Class	 27.55%	 25.31%	 21.51%
S&P 500 Index1	             27.81% 	 25.03%	 20.72%
Lipper Growth and Income
	Fund Avg.2	             20.61%      18.78% 	 15.82%

1 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index.

2 The Lipper Growth & Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.

3 The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

WHAT ARE THE FUND'S FEES AND EXPENSES?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a
percentage of average daily net assets)
Advisory Fee	                             0.40%
Distribution (12b-1) and/or Service Fees	     None
Other Expenses1	                             0.25%
Total Annual Operating Expenses	           0.65%

1 Other Expenses reflects a 0.25% Administrative Fee paid by the class.

Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                    	1 year   3 years	5 years   10 years
StocksPLUS Fund,
   Institutional Class	 $66      $208   	 $362   	$810

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $181 billion in assets under management as of September 30, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by a team led by William H.
Gross. Mr. Gross is a Managing Director, Chief Investment
Officer and one of the founders of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has led the team managing the StocksPLUS Fund since January, 1998.


HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

*Opening an account by completing and signing a Client
Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

*Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

*Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

*Sending a written request by mail to PIMCO Funds.

*Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

*By sending a fax to our Shareholder Services department at 1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.
Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

*The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO
International Bond and Emerging Markets Bond II Funds).

*Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

*Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO STOCKSPLUS FUND . INSTITUTIONAL CLASS FUND